Acquisitions (Details 2) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Mar. 23, 2015	Apr. 30, 2014
The purchase price allocated to the identifiable intangible assets
Total intangible assets			$ 37.6
Finite-Lived Intangible Asset, Useful Life	22 years
Trademarks [Member]
The purchase price allocated to the identifiable intangible assets
Finite-Lived Intangible Asset, Useful Life	15 years
Big Heart [Member]
The purchase price allocated to the identifiable intangible assets
Total intangible assets		$ 4,009.8
Big Heart [Member] | Customer relationships [Member]
The purchase price allocated to the identifiable intangible assets
Intangible assets with finite lives		2,289.8
Finite-Lived Intangible Asset, Useful Life	25 years
Big Heart [Member] | Trademarks [Member]
The purchase price allocated to the identifiable intangible assets
Intangible assets with finite lives		257.0
Intangible assets with indefinite lives		$ 1,463.0
Finite-Lived Intangible Asset, Useful Life	15 years